Income taxes - Expiry years of net operating loss and credit carryforwards (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Income taxes [Line Items]
Net operating loss carryforwards	€ 4,342	€ 3,896
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	2,564	1,366
Within 1 year
Income taxes [Line Items]
Net operating loss carryforwards	21	17
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	21	15
1 to 2 years
Income taxes [Line Items]
Net operating loss carryforwards	5	20
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	4	16
2 to 3 years
Income taxes [Line Items]
Net operating loss carryforwards	6	7
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	3	2
3 to 4 years
Income taxes [Line Items]
Net operating loss carryforwards	15	9
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	6	5
4 to 5 years
Income taxes [Line Items]
Net operating loss carryforwards	146	38
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	64	16
Later
Income taxes [Line Items]
Net operating loss carryforwards	807	808
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	771	81
Unlimited
Income taxes [Line Items]
Net operating loss carryforwards	3,342	2,997
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	€ 1,695	€ 1,231